UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-23000

                Princeton Private Investment Fund

                                           (Exact name of registrant as specified in charter)

                8000 Norman Center Drive, Suite 630 , Minneapolis, MN

                (Address of principal executive offices)             (Zip code)

                Cassandra W. Borchers, Esq. Thompson Hine LLP

                312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202

                (Name and address of agent for service)

Registrant’s telephone number, including area code:        952-897-5390

Date of fiscal year end:  3/31

Date of reporting period:     9/30/16

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2016

A and I Share Classes

Managed By:

Princeton Fund Advisors, LLC

8000 Norman Center Drive

Suite 630

Minneapolis, MN 55437

1-855-924-2454

Princeton Private Investment Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2016

Investments	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments
PRIVATE FUNDS - 78.0%
EPO Onshore Partners LP (a)	$1,845,762	$1,872,271	11.5%	$26,509
Guggenheim Private Debt Fund (a)	1,867,257	1,885,432	11.6	18,175
Key Stone Real Estate Lending (a)	2,000,000	2,000,000	12.3	-
KKR North America Fund XI L.P. (a)	6,764,400	6,925,412	42.6	161,012

TOTAL PRIVATE FUNDS	$12,477,419	$12,683,115	78.0%	$205,696

MUTUAL FUNDS - 20.4%
DoubleLine Core Fixed Income Fund - Class I	$827,543	$828,880	5.1%	$1,337
Guggenheim Total Reurn Bond - Institutional Class	820,993	831,129	5.1	10,136
Vangard Short Term - Admiral Shares	1,662,061	1,662,176	10.2	115

TOTAL MUTUAL FUNDS	$3,310,597	$3,322,185	20.4%	$11,588

SHORT TERM INVESTMENT - 1.8%
Goldman Sachs Financial Square Funds - Government Fund to yield 0.26% (b)	$287,807	$287,807	1.8%

TOTAL SHORT TERM INVESTMENT	$287,807	$287,807	1.8%

TOTAL INVESTMENTS - 100.2% (Cost - $16,075,823) (c)		$16,293,107
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %		(33,841)

NET ASSETS - 100.0%		$16,259,266

(a) Securities are restricted to resale.
(b) Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(c)      Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,075,823 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$217,284
	Unrealized Depreciation:	-

	Net Unrealized Appreciation:	$217,284

The Fund’s top asset classes as of September 30, 2016, are as follows:

		Percent of
Top Asset Classes		Net Assets
Private Funds		78.0%
Mutual Funds		20.4%
Other, Cash & Cash Equivalents		1.6%

		100.0%

See accompanying notes to financial statements.	1

Princeton Private Investment Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2016

ASSETS
Investment securities:
Investments at cost	$16,075,823

Investments at fair value	$16,293,107
Cash	975,661
Dividend receivable	10,626
Receivable due from Adviser	38,169
Receivable for deffered offering costs	42,378

TOTAL ASSETS	17,359,941

LIABILITIES
Subcriptions received in advance	975,000
Distribution and servicing fees payable	5,329
Related parties payable	8,242
Accrued expenses and other liabilities	112,104

TOTAL LIABILITIES	1,100,675

NET ASSETS	$16,259,266

Composition of Net Assets:
Paid in capital	$15,584,707
Accumulated net investment income	283,756
Accumulated undistributed net realized gain on investment	173,519
Net unrealized appreciation of investments	217,284

NET ASSETS	$16,259,266

Class A Shares:
Net Assets	$3,812,660
Shares of beneficial interest outstanding [$0 par value]
(unlimited shares authorized)	364,314

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.47

Maximum offering price per share
(net asset value plus maximum sales charges of 3.50%)	$10.84

Class I Shares:
Net Assets	$12,446,606
Shares of beneficial interest outstanding [$0 par value]
(unlimited shares authorized)	1,188,044

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.48

See accompanying notes to financial statements.	2

Princeton Private Investment Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended September 30, 2016 (1)

INVESTMENT INCOME
Dividends	$389,705
Interest income	1,270

TOTAL INVESTMENT INCOME	390,975

EXPENSES
Adviser fees	62,820
Distribution and servicing fees	5,329
Organization expenses	42,378
Transfer agent fees	36,321
Professional fees	36,011
Printing and postage expenses	23,060
Trustees fees and expenses	11,142
Accounting services fees	10,145
Insurance expense	7,748
Compliance officer fees	5,124
Custodian fees	3,589
Administrative services fees	3,373
Registration fees	2,776
Other expenses	767

TOTAL EXPENSES	250,583
Less: Expenses reimbursed by the Adviser	(143,364)

NET EXPENSES	107,219

NET INVESTMENT INCOME	283,756

NET REALIZED AND UNREALIZED GAIN ON OPERATIONS
Net realized gain from investments	173,519
Net change in unrealized appreciation on investments	217,284

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	390,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$674,559

(1)	The Fund commenced operations on May 13, 2016.

See accompanying notes to financial statements.	3

Princeton Private Investment Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2016 (1)
(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$283,756
Net realized gain from investments	173,519
Net change in unrealized appreciation on investments	217,284

Net increase in net assets resulting from operations	674,559

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,680,000
Class I	11,904,707

15,584,707

NET INCREASE IN NET ASSETS	16,259,266

NET ASSETS
Beginning of Period	-

End of Period *	$16,259,266

*Includes accumulated net investment income of:	$283,756

SHARE ACTIVITY
Class A:
Shares Sold	364,314

Net increase in shares outstanding	364,314

Class I:
Shares Sold	1,188,044

Net increase in shares outstanding	1,188,044

(1)	The Fund commenced operations on May 13, 2016.

See accompanying notes to financial statements.	4

Princeton Private Investment Fund

STATEMENT OF CASH FLOWS (Unaudited)

For the Period Ended September 30, 2016 (1)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in net assets resulting from operations	$674,559
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation	(217,284)
Purchase of investments	(27,005,698)
Proceeds from sale of investments	11,391,201
Net realized gain on investments	(173,519)
Purchase of short-term investments, net	(287,807)
Increase in receivable due from Adviser	(38,169)
Increase in dividend receivables	(10,626)
Increase in prepaid and other assets	(42,378)
Increase in investment management fee payable	5,329
Increase in accrued expenses and other liabilities	112,104
Increase in affiliated fees	8,242

Net Cash Used in Operating Activities	(15,584,046)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Units issued, including subscriptions received in advance	16,559,707

Net Cash Provided by Financing Activities	16,559,707

NET INCREASE IN CASH	975,661
CASH - BEGINNING OF PERIOD	-

CASH - END OF PERIOD	$975,661

(1)	The Fund commenced operations on May 13, 2016.

See accompanying notes to financial statements.	5

Princeton Private Investment Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I
Period Ended September 30, 2016 (1)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.09	$10.00

Gain (Loss) from investment operations:
Net investment income (2)	0.05	0.24
Net realized and unrealized gain on investments	0.33	0.24

Total from investment operations	0.38	0.48

Net asset value, end of period	$10.47	$10.48

Total return (3,4)	3.77%	4.80%

Net assets, at end of period (000s)	$3,813	$12,447

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (5,6)	5.34%	4.68%
Ratio of net expenses to average net assets (6)	2.55%	1.95%
Ratio of net investment income to average net assets (6)	1.80%	6.17%

Portfolio Turnover Rate (4)	86%	86%

(1)	The Class I commenced operations on May 13, 2016 and Class A commenced operations July 1, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.

See accompanying notes to financial statements.	6

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2016

1.	ORGANIZATION

Princeton Private Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 18, 2014. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on May 13, 2016.

The Fund is offering six classes of shares of beneficial interest (“Shares”), designated as “Class A Shares”, “Class I Shares”, “Class AA Shares”, “Class II Shares”, “Class C Shares” and “Class T Shares” to investors eligible to invest in the Fund at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. As of September 30, 2016 Class AA, Class II, Class C and Class T Shares had not commenced investment operations. While the Fund presently offers six classes of Shares, it may offer additional classes of Shares as well in the future. Each class of Shares has certain differing characteristics, particularly in terms of the sales charges that Investors in that class may bear, and the distribution fees and/or shareholder servicing fees that each class may be charged. The net asset values for each Share class are calculated separately based on the fees and expenses applicable to each class of Shares. It is expected that the net asset values of each Share class will vary over time as a result of the differing fees and expenses applicable to each class of Shares, different inception dates and different offering prices of each respective Share class on its initial closing.

The Fund is a registered investment fund. The Fund is similar to an unregistered private fund in that (i) Shares will be sold in comparatively large minimum denominations in private placements solely to high net worth individual and institutional investors, and will be subject to restrictions on transfer, and (ii) the Fund will pay, and Investors will bear, an asset-based investment management fee, and will be subject indirectly to asset-based fees, carried interests, and incentive allocations charged by the Underlying Funds (as defined below) in which the Fund invests. “Underlying Funds” means investment companies such as open-end registered funds, closed-end funds, and exchange traded funds, or private funds exempt from registration such as hedge funds, private credit funds and “Investment Funds”. “Investment Funds” means private equity pooled investment vehicles of any type, including primary offerings and secondary acquisitions of interests in alternative funds that pursue private equity strategies and co-investment opportunities in operating companies presented by one or more Investment Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at

7

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2016

amortized cost. Investments in open-end investment companies are valued at net asset value. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund’s compensation or its ability to raise additional funds. When investing in an Underlying Fund (other than publicly offered mutual funds and ETFs), the Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which will include a determination whether the Underlying Fund utilizes market values when available, and otherwise will utilize principles of fair value which the Adviser believes are consistent with those used by the Fund. However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser will oversee the valuation of the Fund’s investments pursuant to procedures adopted by the Fund’s Board of Trustees (“Board’). The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund will provide valuations on a monthly basis.

The Adviser is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. A valuation committee comprised of the Fund’s personnel meets monthly, or as needed, to determine the valuation of the Fund’s investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

8

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2016

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Private Funds	$-	$-	$-	$12,683,115	$12,683,115
Mutual Funds	3,322,185	-	-	-	3,322,185
Short Term Investment	287,807	-	-	-	287,807
Total Investments:	$3,609,992	$-	$-	$12,683,115	$16,293,107

*	Refer to the Portfolio of Investments for industry classification.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

9

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2016

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed in the Fund’s September 30, 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash - Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Offering and Organizational Costs - Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12 month period using the straight line method.

The Fund has incurred $43,378 in organizational and in deferred offering costs of which $43,378 of the deferred offering costs remain payable for the period ended September 30, 2016. As of September 30, 2016, all costs incurred by the Fund in connection with its offering are payable by the Adviser pursuant to an Expense Limitation and Reimbursement Agreement. Such expenses paid by the Adviser are subject to reimbursement.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $27,005,698 and $11,391,201, respectively.

The following risks relate to investments by the Fund and the Underlying Funds (including Investment Funds) in which it may invest:

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the

10

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2016

Investment Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful, (ii) the Investment Funds will achieve their return expectations, (iii) the Investment Funds will achieve any return of capital invested, (iv) the Fund’s investment activities will be successful, or (v) Investors will not suffer losses from an investment in the Fund.

Limited Operating History. The Fund is a non-diversified, closed-end management investment company with limited performance history that Investors can use to evaluate the Fund’s investment performance.

Limitations on Transfer; Shares Not Listed; No Market for Fund Shares. The transferability of Shares is subject to certain, including restrictions imposed under applicable securities laws. The Shares are not traded on any securities exchange or other market. No market currently exists for Fund Shares and none is expected to develop.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares on a daily basis at a price based on net asset value. Although the Fund may offer to repurchase Shares from time to time, an Investor may not be able to redeem its Shares in the Fund for a substantial period of time.

Substantial Fees and Expenses. By investing in Underlying Funds (including Investment Funds) through the Fund, an Investor in the Fund will bear a portion of the Management Fee and other expenses of the Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Underlying Funds.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. After the initial period of operations, the Fund does not intend to invest more than 25% of its gross assets (measured at the time of purchase) in any one Investment Fund; however, the Fund may exceed this limitation during its initial period of operations and the Fund currently holds more than 25% in an initial Investment Fund accepted as part of the Class I Share Initial Closing.

Private Credit Fund Risks. The Fund is subject to all risks associated with the private credit funds in which it may invest. Prepayment risk is associated with debt investment strategies, including investments in mortgages or mortgage-related securities, consumer credit or corporate credit. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. Also, the Underlying Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks.

Valuation of the Fund’s Interests in Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and

11

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2016

will be valued by the Underlying Fund. The Adviser will oversee the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information is provided on a quarterly basis while the Fund will provide valuations on a monthly basis.

Commitment Strategy. The Fund anticipates that it will maintain a sizeable cash position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by certain Underlying Funds (including Investment Funds). Holding a sizeable cash position may result in lower returns than if the Fund employs an “over-commitment” strategy, in order to maximize its exposure to Investment Funds. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions, to pay for repurchases of Shares tendered by Investors or to meet expenses generally.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser for any month, net asset value is calculated as the value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage), at an annual rate of 1.20% of the Fund’s average daily net assets. For the period ended September 30, 2016, the Fund incurred $62,820 in advisory fees.

The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, which has been amended and restated to be effective until May 31, 2018 (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described below) borne by the Fund for each Share class during the Limitation Period to an amount not to exceed 0.75% per annum of the Fund’s net assets attributed to such Share class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: the Fund’s direct expenses or proportional share of (i) fees, expenses, allocations, carried interests, etc. of the Underlying Funds in which the Fund invests (including all acquired fund fees and expenses), (ii) transaction costs, including legal costs and brokerage commissions, of the Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments, (iii) interest payments incurred by the Fund, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes of the Fund, (vi) extraordinary expenses of the Fund as determined in the Adviser’s sole discretion, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses, (vii) the distribution fees and/or service fees paid by the Fund, and (viii) the Management Fee or any other investment management fee paid by the Fund. “Extraordinary Expenses” are expenses incurred outside of the ordinary course of business, including, without limitation, litigation or indemnification expenses, excise taxes, and costs incurred in connection with holding and/or soliciting proxies for a meeting of the Fund’s shareholders. These expenses will be in addition to the expenses of the Fund that may be limited by the Adviser

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2016

to 0.75% of the Fund’s net assets. To the extent that Specified Expenses for any month during the Limitation Period exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement by the Fund for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the end of the fiscal year during which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the lower of the Expense Cap or the then-current expense limitation, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the lower of the Expense Cap or the then-current expense limitation. For the period ended September 30, 2016, the Adviser reimbursed expenses of $143,364.

Distributor - The Fund, pursuant to the conditions of the exemptive order issued by the SEC, has adopted a distribution and/or service plans with respect to Class A, Class AA, Class II, Class C and Class T Shares (the “Distribution and Service Plan”) in conformity with Rule 12b-1 under the 1940 Act.

An annual “Distribution and/or Service Fee” of up to 0.60%, 0.30%, 0.30%, 0.70% and 0.90% of the aggregate net asset value of Class A, Class AA, Class II, Class C and Class T Shares, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Fund Shares), is charged on an aggregate class-wide basis, and Investors will be subject to the fee as long as they hold their Class A, Class AA, Class II, Class C and Class T Shares. Class I Shares will not be subject to a Distribution and/or Service Fee. For the period ended September 30, 2016, the Fund’s Class A Shares accrued $5,329 in Distribution and/or Service Fees.

Under the terms of a distribution agreement (the “Distribution Agreement”) with KBS Capital Markets Group LLC (“KBS”), KBS is authorized to retain brokers, dealers and certain financial advisors (which may include wealth advisors) (each a “financial intermediary”) for distribution services and to provide related sales support to Investors holding Class A Shares. Each compensated financial intermediary is paid by KBS based on the aggregate net asset value of outstanding Class A Shares held by Investors that receive services from such financial intermediary. KBS is expected to pay a Distribution and/or Service Fee to such financial intermediaries, who may use such fees to compensate the financial advisory personnel involved in the placement and on-going servicing, as applicable, of Class A Shares. Payment of the Distribution and/or Service Fee is governed by the Class A Shares’ Distribution and Service Plan.

Gemini Fund Services, LLC (“GFS”)

GFS provides administration and fund accounting to the Fund. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Princeton Private Investment Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2016

5.	REPURCHASES OF SHARES

No Fund Shareholder (“Shareholder” or “Investor”) has the right to require the Fund to redeem his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Shares from Investors on a quarterly basis, commencing on September 30, 2017, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to not more than 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

A 2% early repurchase fee will be charged by the Fund with respect to any repurchase of any Share class from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of such Shares. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

6.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Princeton Private Investment Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2016

Princeton Fund Advisors, LLC, (Adviser to Princeton Private Investment Fund)*

In connection with the organizational meeting held on September 22, 2014 the Board of Trustees (the “Trustees”) of Princeton Private Investment Fund, formerly the Princeton Private Equity Fund (the “Fund”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Management Agreement”) between the Fund and Princeton Fund Advisors, LLC (the “Adviser”). In considering the approval of the Management Agreement, the Trustees received materials specifically relating to the Management Agreement, the Adviser, and a memorandum from Thompson Hine LLP regarding the duties of the Trustees with respect to approval of the Management Agreement.

Representatives from the Adviser delivered a presentation to the Board regarding its capabilities as investment adviser to the Fund. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor and this summary of the deliberations may not detail all matters that were considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor and this summary of the deliberations may not detail all matters that were considered. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund. The Board reviewed a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who will be servicing the Fund. The Trustees considered a presentation given by the Adviser regarding the Fund’s investment strategy, as well as the experience of the Adviser in the providing investment management services in the private equity setting. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel of its Fund management team, including the Fund’s portfolio managers: John Sabre and Greg Anderson. The Board then considered certain legal and regulatory matters in which the Adviser and/or the Adviser’s affiliates are involved and the potential effect of such matters on the operations of the Adviser.

The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust are expected to be satisfactory and reliable.

Princeton Private Investment Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2016

Performance of the Adviser. Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund. However, the Trustees considered other accounts managed by the Adviser and considered the background of the prospective portfolio managers. The Board noted that the Adviser’s private equity fund has less than one year of performance, but that open-end mutual funds which the Adviser manages which have a more substantial record have at times successfully outperformed their benchmarks. The Board concluded that the Adviser was expected to obtain an acceptable level of investment return to shareholders over the long-term.

Fees and Expenses. The Board noted that the Adviser proposes to charge a 1.20% annual advisory fee based on the average net assets of the Fund, which is below the peer group average (1.22%) of a group of similarly managed closed-end funds. The Board also reviewed the other expenses projected to be incurred by the Fund and a comparison of the Fund’s estimated expense ratio to the peer group. The Trustees noted that the Adviser has agreed to limit the amount of expenses incurred in the business of the Fund, excluding the advisory fee and underlying fund fees, to 0.75% of the Fund’s net assets for its first two years of operation. They noted that the Fund’s estimated expense ratio is within the range of the peer group. The Fund’s projected expense ratio is slightly higher than the average because the other funds in the peer group have considerable assets, allowing them economies of scale which result in a lower expense ratio. The Adviser believes that once the Fund reaches a similar level of assets, the Fund’s expense ratio is likely to be lower than the peer group average. The Trustees discussed the level of service expected from the Adviser and the expense limitation it is providing. Following such discussion, they determined the advisory fees were acceptable in light of the Adviser’s expertise and the quality of the services the Fund expects to receive from the Adviser.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there was potential for realization of any further economies of scale. The Board acknowledged that, based on the anticipated size and growth of the Fund for the first two years the Management Agreement is in effect, economies of scale were not a relevant consideration at the time.

Profitability. The Board considered the anticipated profits to be realized by the proposed Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They noted that any projection of profits is speculative. They considered the proposed advisory fee, expected asset levels and expected expenses to the Adviser for distribution purposes. The Board considered that the anticipated direct profit to the Adviser for the first year that the Management Agreement is in effect is projected to be 84% if the Fund attracts $100 million. Ms. Borchers noted that this is a healthy a profit level for a fund. The Board considered that the Fund is

Princeton Private Investment Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2016

anticipated to have at least $25 million under management prior to launching operations and that management of a private equity fund of funds poses many challenges not present in the management of other types of registered income companies and that a certain level of expertise is required to navigate those difficulties. The Board discussed PFA’s financial status, and the expenses limitation agreement to be in effect. It concluded that the Adviser does appear to have adequate resources to reimburse the Fund for operating expenses and to continue operations. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed advisory fee structure is reasonable and in light of such services and projected expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Management Agreement.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Approved: September 22, 2014

PRIVACY NOTICE
FACTS	WHAT DOES PRINCETON PRIVATE INVESTMENT FUND (“PPIF”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	• Social Security number • Assets • Retirement Assets • Transaction History • Checking Account Information	• Purchase History • Account Balances • Account Transactions • Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Princeton Private Investment Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Princeton Private Investment Fund
What we do
How does PPIF protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PPIF collect my personal information?

We collect your personal information, for example, when you

●       Open an account

●       Provide account information

●       Give us your contact information

●       Make deposits or withdrawals from your account

●       Make a wire transfer

●       Tell us where to send the money

●       Tells us who receives the money

●       Show your government-issued ID

●       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●       Sharing for affiliates’ everyday business purposes — information about your creditworthiness

●       Affiliates from using your information to market to you

●       Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Princeton Private Investment Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ● Princeton Private Investment Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Princeton Private Investment Fund doesn’t jointly market.

Princeton Private Investment Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2016

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-924-2454 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-924-2454.

Investment Advisor:

PRINCETON FUND ADVISORS, LLC

8000 Norman Center Drive, Suite 630

Minneapolis, MN 55437

952-897-5390

Distributor:

KBS CAPITAL MARKETS GROUP, LLC

800 Newport Center Drive, Suite 700

Newport Beach, CA 92660

(866) KBS-4CMG (527-4264)

www.kbs-cmg.com

©Copyright 2016, Princeton Fund Advisors LLC • Securities distributed by KBS Capital Markets Group LLC • Member FINRA & SIPC. 9009-A

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)    Not applicable for open-end investment companies.

(b)        Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Princeton Private Investment Fund

By (Signature and Title)

/s/ John L. Sabre

John L. Sabre, Principal Executive Officer/ President

Date	12/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ John L. Sabre

John L. Sabre, Principal Executive Officer/ President

Date	12/08/16

By (Signature and Title)
/s/ Christopher Moran

Christopher Moran, Principal Financial Officer/ Treasurer

Date	12/08/16